Selling, general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense [text block]
	Year ended
	March 31, 202 2	March 31, 2021	March 31, 2020

Personnel expenses	1,734,944	1,512,934	1,573,512
Marketing and promotion expenses	120,057	72,398	249,043
Administrative and other expenses*#	3,088,574	2,961,424	2,691,091
	4,943,575	4,546,756	4,513,646
# Includes Contract associates costs
Attributable to cost of goods sold and services rendered	210,870	253,289	308,494
Attributable to selling, general and administrative expenses	113,591	49,353	80,246

* Includes net foreign exchange loss/(gain) of ₹ (9,551), ₹ 15,256 and ₹ 2,975 for the years ended March 31, 2022, 2021 and 2020 respectively